Average Annual Total Returns{- Fidelity New Markets Income Fund} - 12.31 Fidelity New Markets Income Fund AMCIZ PRO-08 - Fidelity New Markets Income Fund	Fidelity Advisor New Markets Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor New Markets Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor New Markets Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor New Markets Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor New Markets Income Fund: Class Z Return Before Taxes Since Inception		JP045 Past 1 year	JP045 Since Inception
Total	0.02%	5.00%	[1]	(1.57%)	3.19%	[1]	(0.04%)	3.02%	[1]	0.03%	5.03%	[1]	2.43%	6.31%	[1]	4.50%	7.43%	[1]	4.61%	7.54%	[1]	5.88%	10.17%	[1]

[1]	(a)From December 4, 2018